Reporting Entity and description of business, Significant Transactions (Details)				1 Months Ended			12 Months Ended
	Sep. 14, 2023 MXN ($)	Aug. 22, 2023 MXN ($)	Feb. 28, 2023 MXN ($) ManzanaSquareMeter	Jul. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($) Tranche	Dec. 31, 2023 USD ($)	Aug. 24, 2023 USD ($)	May 31, 2023 USD ($)	Mar. 31, 2023 MXN ($)	Mar. 31, 2023 USD ($)	Jul. 11, 2022 USD ($)
Significant transactions [Abstract]
Number of tranches | Tranche							2
Beach Club [Member]
Significant transactions [Abstract]
Acquisition cost											$ 171,000,000	$ 9,400,000
Disbursement for land						$ 8,000,000
Disbursement for construction				$ 7,000,000	$ 5,000,000
Lote 1 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter			4,117.88
Lote 2 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter			6,294.08
Lote 3 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter			4,117.88
Lote 4 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter			10,015.68
Lote 5 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter			11,986.53
Lote 6 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter			2,912.02
Lote 7 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter			568.51
Lote 8 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter			635.25
Finamo [Member] | Beach Club [Member]
Significant transactions [Abstract]
Lease agreement amount			$ 350,000,000
Lease term			48 months
ALG [Member] | Beach Club [Member]
Significant transactions [Abstract]
Principal amount												$ 20,000,000
Annual interest rate											10.00%	10.00%
Maturity date						December 1, 2030
Bancomext [Member]
Significant transactions [Abstract]
Credit line					$ 75,000,000					$ 100,000,000
Sofoplus [Member]
Significant transactions [Abstract]
Payment of loans		$ 57,593,160
Exitus Capital [Member]
Significant transactions [Abstract]
Principal amount	$ 200,000,000
Credit line							$ 200,000,000	$ 2,500,000
Payment of loans	$ 75,130,254
Fideicomiso Murano [Member]
Significant transactions [Abstract]
Credit line									$ 35,000,000				$ 34,811,150
Sabadell, S.A. Institucion de Banca Multiple ("Sabadell") [Member]
Significant transactions [Abstract]
Credit line									10,000,000
Sabadell, S.A. Institucion de Banca Multiple ("Sabadell") [Member] | SOFR [Member]
Significant transactions [Abstract]
Interest rate spread							4.0116%	4.0116%
Syndicated Secured Mortgage Loan [Member]
Significant transactions [Abstract]
Maturity date							February 5, 2033
Credit line								$ 160,000,000	$ 45,000,000